Employee Benefits (Summary of Amounts Recognized in the Consolidated Balance Sheet) (Details) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Defined Benefit plan recognized in Other Assets	$ 1,042	$ 1,254
Defined Benefit plan recognized in Other Liabilities	1,380	1,244
Net amount recognized	(338)	10
Principal defined benefit pension plans [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined Benefit plan recognized in Other Assets	948	1,192
Principal post-retirement defined benefit plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined Benefit plan recognized in Other Liabilities	397	352
Other defined benefit pension plans [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined Benefit plan recognized in Other Assets	94	62
Defined Benefit plan recognized in Other Liabilities	615	563
Other employee benefit plans [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined Benefit plan recognized in Other Liabilities	$ 368	$ 329